Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries

Taxpayer ID				Ownership % at 12-31-2024			Ownership % at 12-31-2023
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
96.800.570-7	Enel Distribución Chile S.A.	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A.	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	Chilean peso	93.55%	—	93.55%	93.55%	—	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile Spa	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%
76.412.562-2	Enel Green Power Chile S.A. (i)	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%
76.126.507-5	Parque Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%
77.696.828-5	Arcadia Generación Solar S.A. (i)	Chile	U.S. dollar	—	—	—	—	—	—
77.741.548-4	Enel Mobility Chile SpA (ii)	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%
77.569.067-4	Enel X Way Chile S.p.A. (iii)	Chile	Chilean peso	62.46%	—	62.46%	—	—	—

2023

i.	On January 1, 2023, the spin-off of Enel Green Power Chile S.A. was completed, resulting in the incorporation of a new company, Arcadia Generación Solar S.A. In this process, assets and liabilities associated with the solar plants Carrera Pinto, Pampa Solar Norte, Diego de Almagro, and Domeyko were allocated to Arcadia Generación Solar S.A., The shareholders of Enel Green Power Chile S.A. received a number of shares of Arcadia Generación Solar S.A. equal to the number of shares they held in the spun-off company. On October 24, 2023, Enel Chile completed the sale of all the shares it owned in Arcadia Generación Solar S.A., equivalent to 99.99% of the capital, to Sonnedix Chile Arcadia SpA and Sonnedix Chile Arcadia Generación SpA. (See Note 5.1).
ii.	On April 24, 2023, subsidiary Enel X Chile SpA completed the spin-off of assets related to the public electric charging infrastructure, which were contributed to a new company named Enel Mobility Chile SpA, which is now a wholly owned subsidiary.

2024

iii.	On August 1, 2024, Enel Chile participated in a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024. As a result of this capital increase, Enel Chile’s ownership interest in Enel X Way Chile S.p.A. increased from 49% to 62.46%, thereby gaining control of the company and resulting in this company becoming a subsidiary.

Schedule of investment in associates

Taxpayer ID				Ownership % at 12-31-2024			Ownership % at 12-31-2023
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina S.p.A.	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%
77.569.067-4	Enel X Way Chile S.p.A.(i)	Chile	Chilean peso	—	—	—	49.00%	—	49.00%
i.

On August 1, 2024, Enel Chile participated in a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024, As a result of this capital increase, Enel Chile’s ownership interest in Enel X Way Chile S.p.A.  increased from  49% to 62.46%, thereby gaining control of the company and resulting in this company becoming a subsidiary.

Schedule of Associates and Joint Venture

				Ownership % at 12-31-2024			Ownership % at 12-31-2023
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.110.358-8	HIF H2 SpA.	Chile	U.S. dollar	—	50.00%	50.00%	—	50.00%	50.00%

Schedule of general price index

General price index
From January to December 2022	94.79%
From January to December 2023	211.41%
From January to December 2024	117.76%

Schedule of foreign exchange rate

	As of December 31,
	2024		2023		2022
	Close	Average	Close	Average	Average
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
United States dollar	996.46	943.74	877.12	839.91	871.19
Argentine peso	0.96	0.96	1.08	1.08	4.81